FAIR VALUE MEASUREMENTS - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 tranche shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
B-1 preferred stock | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable | shares	1,056,057	544,773
Issuance of stock for cash		$ 7,779,985
A-1 preferred stock | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable | shares			1,025,646
Estimated fair value after bifurcated from the host instrument			$ 3,075,831
A-2 preferred stock | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable | shares			528,823
Issuance of stock for cash			$ 1,049,998
Estimated fair value after bifurcated from the host instrument			3,554,714
Series B Preferred stock | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value after bifurcated from the host instrument			25,000,000
Series B Preferred stock | Fair Value, Nonrecurring [Member] | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value after bifurcated from the host instrument			$ 11,516,593
Tranche 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Present value factor | tranche	0.9991
Tranche 2 | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of conditions likely to be met	80.00%
Tranche 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Present value factor | tranche	0.9983
Tranche 3 | ENERGY VAULT HOLDINGS, INC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of conditions likely to be met	10.00%